UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q and Form 10-QSB
	☐ Form 10-D	☐ Form N-SAR	☐ Form N-CSR

For Period Ended:	September 30, 2008

☐	Transition Report on Form 10-K
☐	Transition Report on Form 20-F
☐	Transition Report on Form 11-K
☐	Transition Report on Form 10-Q
☐	Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Not Applicable

PART I - REGISTRANT INFORMATION

Elcom International, Inc.
Full Name of Registrant

Not Applicable
Former Name if Applicable

10 Oceana Way
Address of Principal Executive Office (Street and Number)

Norwood, MA 02062
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

¦(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
¦(b) ¦ ¦
The subject annual report, semi-annual report, transition report on Form 10-K, ☐ Form 10-KSB, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, Form 10-QSB or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

¦(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

Elcom International, Inc.’s (the “Company”) report on Form 10-Q for the quarter ended September 30, 2008 (the “Quarterly Report”) cannot be filed within the prescribed time period without unreasonable effort or expense. On November 14, 2008, the Company filed a Form 15 to deregister its common stock under Section 12(g) of the Securities Exchange Act of 1934 (the "Exchange Act") and suspend its duty to file reports under Section 13(a) and 15(d) of the Exchange Act. The Company is no longer certain that it meets the number of shareholders of record requirement to be eligible to file a Form 15. The Company is performing additional due diligence and awaiting supplemental information to verify the number of shareholders of record. If the Company does not meet the eligibility requirements for filing Form 15, the Company will still be required to file its Quarterly Report. If so required, the Company will file its Quarterly Report.

(Attach Extra Sheets if Needed)

Elcom International, Inc.’s (the “Company”) report on Form 10-QSB for the quarter ended September 30, 2008 (the “Quarterly Report”) cannot be filed within the prescribed time period without unreasonable effort or expense. The Company is working diligently to finalize its Quarterly Report so that it can become current with its reporting obligations and intends to file as soon as practicable, but does not anticipate being able to file its Quarterly Report on or before the fifth calendar day following the prescribed due date.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of persons to contact in regard to this notification

David Elliott	781	501-4000
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
☒Yes ☐ No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Elcom International, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	November 17, 2008	By:	/s/ David Elliott
Vice President of Finance

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.